Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	539
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,058
10 Years	rr_ExpenseExampleYear10	1,825
1 Year	rr_ExpenseExampleNoRedemptionYear01	539
3 Years	rr_ExpenseExampleNoRedemptionYear03	788
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,825
Past 1 Year	rr_AverageAnnualReturnYear01	8.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	2,007
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,007
Past 1 Year	rr_AverageAnnualReturnYear01	11.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.76%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	1,164
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	291
5 Years	rr_ExpenseExampleNoRedemptionYear05	516
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,164
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(25.70%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	13.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.71%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Select Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Select Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2015 Fund Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 78 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The JPMorgan SmartRetirement® 2015 Fund is a "fund of funds" that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund's asset allocation strategy will change. The "glide path" depicted in the chart below shows how the Fund's strategic target allocations are expected to change over time and how they generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income funds and less on equity funds). The table accompanying the chart is simply the glide path in tabular form.

Years to Target Retirement Date	40	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity Funds	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity Funds	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT Funds	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity Funds	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity Funds	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%

Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%

Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income Funds	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield Funds	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt Funds	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%

Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Years to Target Retirement Date	40	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity Funds	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity Funds	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT Funds	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity Funds	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity Funds	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%

Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%

Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income Funds	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield Funds	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt Funds	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%

Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocation may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset classes and types of underlying funds. Updated information concerning the Fund's actual allocations to underlying funds and investments is available in the Fund's shareholder reports and on the Fund's website from time to time.

The Adviser will review the Fund's strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset classes, removing asset classes, changing the asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund's strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund's benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a "to" target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund's Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain exposure to equities pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund's strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund's securities goes down, the Fund's investment in the underlying fund decreases in value.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Real Estate Securities Risk. Certain underlying funds are highly concentrated in real estate securities, including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Some of the underlying funds may invest in natural resources companies. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	14.01%
Worst Quarter	4th quarter, 2008	–13.53%
		The Fund's year-to-date total return through 9/30/11 was –5.88%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.